Background - Statements of Equity Restated (Details) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011	Feb. 03, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Stockholders' Equity Attributable to Parent	$ 1,434.7		$ 2,061.7	$ 2,023.3	$ 1,811.3
Shares of ralcorp stock for each share of post common stock		2
Retention of shares held by Ralcorp	6,800,000
Previously Reported
Stockholders' Equity Attributable to Parent	1,497.7
Restatement Adjustment
Stockholders' Equity Attributable to Parent	(63.0)
Ralcorp investment
Stockholders' Equity Attributable to Parent	1,438.3		2,061.1	2,021.0	1,806.1
Ralcorp investment | Previously Reported
Stockholders' Equity Attributable to Parent	1,501.3
Ralcorp investment | Restatement Adjustment
Stockholders' Equity Attributable to Parent	(63.0)
Accumulated other comprehensive income (loss)
Stockholders' Equity Attributable to Parent	(3.6)		0.6	2.3	5.2
Accumulated other comprehensive income (loss) | Previously Reported
Stockholders' Equity Attributable to Parent	(3.6)
Accumulated other comprehensive income (loss) | Restatement Adjustment
Stockholders' Equity Attributable to Parent	0
Comprehensive Income
Stockholders' Equity Attributable to Parent	(428.5)
Comprehensive Income | Previously Reported
Stockholders' Equity Attributable to Parent	(365.5)
Comprehensive Income | Restatement Adjustment
Stockholders' Equity Attributable to Parent	$ (63.0)